COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2025 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2026	¥ 42,366,038	$ 5,914,071
Total minimum payments required	¥ 42,366,038	$ 5,914,071